Share-Based Compensation (Share-based Compensation Allocated from Sohu's 2000 Stock Incentive Plan, Option activity) (Details) - Sohu's 2000 Stock Incentive Plan [Member] - Stock Options [Member] - Employees of Predecessor Operations and employees of business associated with 17173.com Website [Member]
$ / shares in Units, shares in Thousands, $ in Thousands
12 Months Ended
Dec. 31, 2015 USD ($) Years $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning Balance	3
Number of Shares, Exercised	(3)
Number of Shares, Outstanding, Ending Balance	0
Number of Shares, Vested, Ending balance	0
Number of Shares, Exercisable, Ending balance	0
Weighted Average Exercise Price, Outstanding, Beginning balance | $ / shares	$ 17.74
Weighted Average Exercise Price, Exercised | $ / shares	$ 17.74
Weighted Average Remaining Contractual Life (Years), Outstanding, Beginning balance | Years	0.48
Aggregate Intrinsic Value, Outstanding, Beginning balance | $	$ 115